Investments Accounted for Under Equity Method - Summary of Investments Accounted for Under Equity Method (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
At January 1,			€ 1	€ 16	€ 16
Joint venture's profit / (loss)	€ (9)	€ (7)	(12)	€ (13)	(29)
Additions			0		0
Reclassified to non-current other financial assets			12		14
Effects of changes in foreign exchange rates			0		0
Ending Balance	€ 1		€ 1		€ 1